Investment Securities - Schedule of Investments in Listed Equity Instruments at Fair Value through Other Comprehensive Income (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 4,172,892
Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	3,453,493
Toyota Motor Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	252,568
Daikin Industries, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	116,730
East Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	87,245
Central Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	85,614
Kotak Mahindra Bank Limited [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	70,472
Sumitomo Realty and Development Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	63,113
Kubota Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	57,592
Daiwa House Industry Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	56,716
West Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	53,370
Fuji Film Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	52,747
Komatsu Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	45,847
Asahi Group Holdings, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	45,145
Japan Exchange Group, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	44,534
Mitsui and Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	44,109
Nippon Paint Holdings Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	43,499
Daiichi Sankyo Company, Limited [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	42,908
Nidec Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	42,531
Taisho Pharmaceutical Holdings Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	42,506
Mitsui Fudosan Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	41,285
Seven & I Holdings Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	41,065
Sg Holdings Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	40,635
Bridgestone Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	38,394
Murata Manufacturing Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	37,628
Asahi Kasei Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	34,722
Nippon Steel & Sumitomo Metal Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	34,161
Koito Manufacturing Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	34,126
Shionogi & Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	31,487
Itochu Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	29,104
Recruit Holdings Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	28,449
Chubu Electric Power Company, Incorporated [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	25,830
Tokyo Electric Power Company Holdings, Incorporated [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	25,149
Stanley Electric Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	24,131
Daifuku Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	23,503
Makita Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	22,361
Oji Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	21,756
Gmo Payment Gateway, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	19,663
Toray Industries, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	19,102
Idemitsu Kosan Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	19,054
The Kansai Electric Power Company, Incorporated [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	18,161
Shimano Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	18,000
Minebea Mitsumi Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	17,002
Toho Gas Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	16,422
House Foods Group Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	16,323
Kajima Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	15,966
Mazda Motor Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	15,924
Toyota Tsusho Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	15,320
Brother Industries, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	15,152
Sumitomo Chemical Company, Limited [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	15,051
Hankyu Hanshin Holdings, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	14,865
Sanwa Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	14,809
Others [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 1,421,647